UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 57,626	$ 31,318	$ 85,079	$ 51,080
Other comprehensive income:
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	(2)	342	103	727
Amount reclassified from accumulated other comprehensive income to statements of operations	0	0	4,985	409
Other comprehensive (loss)/income	(2)	342	5,088	1,136
Comprehensive income	57,624	31,660	90,167	52,216
Comprehensive income attributable to:
Partners’ capital in Golar LNG Partners LP	53,826	28,324	82,470	45,869
Non-controlling interest	$ 3,798	$ 3,336	$ 7,697	$ 6,347